Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information
ROU assets in exchange for lease liabilities		$ 0	$ 0
Reduction in the ROU asset		68
Reduction in the lease liability		483
Warrant liability		1,067	10
Accounts payable relating to the purchase of property and equipment	$ 19	32	173
SIF warrants
Supplemental cash flow information
Warrant liability		$ 4,570	$ 3,789